Credit Risk - Summary of ECL Reconciliation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Total credit impairment charge/(release)	645	220	153
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Change in economic scenarios	164	(19)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfer of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	(160)
New lending and assets purchased	155	70
Other	134	183
Redemptions and repayments	(90)	(102)
Assets written off	(253)	(249)
Ending balance	1,377	863	807
Net movement in the year	514	56
Income Statement ECL charge/(release)	767	305
Less: ECL relating to derecognised income	(14)	(14)
Recoveries net of collection costs	(108)	(71)
Total credit impairment charge/(release)	645	220
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	316,322	310,948
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfer of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	57,022	43,257
Other	6,205	4,661
Redemptions and repayments	(50,362)	(42,181)
Assets written off	(395)	(363)
Ending balance	328,792	316,322	310,948
Net movement in the year	12,470	5,374
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Change in economic scenarios	15	5
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfer of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	66
New lending and assets purchased	40	29
Other	88	6
Redemptions and repayments	(30)	(32)
Assets written off	0	0
Ending balance	216	147	143
Net movement in the year	69	4
Income Statement ECL charge/(release)	69	4
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Total credit impairment charge/(release)	69	(6)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	301,599	296,363
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	(9,814)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfer of financial instruments	(7,009)	(994)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	55,546	42,415
Other	4,953	4,195
Redemptions and repayments	(47,671)	(40,379)
Assets written off	(2)	(1)
Ending balance	307,416	301,599	296,363
Net movement in the year	5,817	5,236
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Change in economic scenarios	139	(15)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfer of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	(130)
New lending and assets purchased	64	32
Other	(53)	(14)
Redemptions and repayments	(42)	(28)
Assets written off	0	0
Ending balance	592	348	307
Net movement in the year	244	41
Income Statement ECL charge/(release)	244	41
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(15)
Total credit impairment charge/(release)	244	26
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,354	12,013
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	9,814	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfer of financial instruments	5,836	564
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	1,372	827
Other	1,068	295
Redemptions and repayments	(2,250)	(1,344)
Assets written off	0	(1)
Ending balance	18,380	12,354	12,013
Net movement in the year	6,026	341
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Change in economic scenarios	10	(9)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfer of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	(96)
New lending and assets purchased	51	9
Other	99	191
Redemptions and repayments	(18)	(42)
Assets written off	(253)	(249)
Ending balance	569	368	357
Net movement in the year	201	11
Income Statement ECL charge/(release)	454	260
Less: ECL relating to derecognised income	(14)	(14)
Recoveries net of collection costs	(108)	(46)
Total credit impairment charge/(release)	332	200
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,369	2,572
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfer of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	104	15
Other	184	171
Redemptions and repayments	(441)	(458)
Assets written off	(393)	(361)
Ending balance	2,996	2,369	£ 2,572
Net movement in the year	£ 627	£ (203)